Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Cash, Cash Equivalents and Restricted Cash
Restricted cash	$ 33,860	$ 33,860
Foreign Currency
Foreign currency transaction gains (loss)	$ (58,316)	$ (36,201)	$ (10,223)
Derivative Instruments and Hedging Activities
Targeted percentage of debt portfolio to be fixed with interest rates	75.00%
Number of derivative instrument with contingent features of credit risk	0	0
The 7 1/4% Notes
Debt
Stated interest rate (as a percent)	7.25%	7.25%	7.25%
6 3/4% Notes
Debt
Stated interest rate (as a percent)	6.75%	6.75%	6.75%